Property and equipment, net (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2013 Servers, computers and equipment CNY	Dec. 31, 2012 Servers, computers and equipment CNY	Dec. 31, 2013 Leasehold improvement CNY	Dec. 31, 2012 Leasehold improvement CNY	Dec. 31, 2013 Furniture, fixture and office equipment CNY	Dec. 31, 2012 Furniture, fixture and office equipment CNY	Dec. 31, 2013 Motor vehicles CNY	Dec. 31, 2012 Motor vehicles CNY	Dec. 31, 2013 Construction in progress CNY
Property and equipment, net
Gross carrying amount		195,171	137,918		152,404	103,005	23,257	22,831	9,672	9,083	5,186	2,999	4,652
Less: accumulated depreciation		(92,535)	(47,619)
Property and equipment, net	16,954	102,636	90,299
Depreciation expense	$ 7,427	44,963	29,074	12,888